Profit Before Income Tax - Summary of Depreciation and Amortization (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [Line Items]
Property, plant and equipment	$ 48,945,756	$ 1,592,768	$ 48,604,160	$ 46,016,548
Right-of-use assets	1,468,040	47,772	1,114,950	946,880
Investment properties	1,107,014	36,024	751,047	562,260
Intangible assets amortization	3,931,079	127,923	4,054,120	3,733,377
Depreciation and amortization	55,451,889	1,804,487	54,524,277	51,259,065
Depreciation expense	51,520,810	1,676,564	50,470,157	47,525,688
Operating costs [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	2,465,837	80,242	2,443,870	2,231,060
Depreciation expense	47,894,701	1,558,565	46,880,267	44,017,839
Operating expenses [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	1,465,242	47,681	1,610,250	1,502,317
Depreciation expense	$ 3,626,109	$ 117,999	$ 3,589,890	$ 3,507,849